Borrowings - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 17, 2005	Mar. 17, 2004	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Federal Home Loan Bank advances and other borrowings			$ 102,000	$ 81,425
Investment in common securities of the trust			1,300	1,300
Subordinated notes			$ 49,486	49,486
Unrelated Third Party
Borrowings
Borrowings				$ 100
Interest rate on borrowing (percent)				4.42%
Debt forgiveness period				7 years
Subordinated notes due 2035
Borrowings
Year end weighted rate (in percent)			5.80%
Subordinated notes due 2034
Borrowings
Year end weighted rate (in percent)			6.67%
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool	$ 23,000
Term	30 years
Basis spread on variable rate (in percent)			1.83%
Trust preferred securities, prepayment period	5 years
Trust preferred securities, period	5 years
Investment in common securities of the trust	$ 700
Investment in preferred interests of the trust by a third party during the period	$ 23,000
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool		$ 25,000
Basis spread on variable rate (in percent)			2.70%
Investment in common securities of the trust		$ 800
Bank
Borrowings
Federal Home Loan Bank advances and other borrowings			$ 102,000
Maximum additional borrowing amount under agreement with FHLB			$ 254,400